Pay vs Performance Disclosure $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 HKD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 HKD ($)	Dec. 31, 2022 HKD ($)
Pay vs Performance Disclosure
Net Income (Loss)	$ 5,443,094	$ 700,734	$ 4,281,474	$ 2,926,944